Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring
Restructuring

20.          Restructuring

The Company is undergoing a management reorganization. This will have the effect of streamlining our management ranks and refocusing our approach to delivering solutions to customers.  This results in severances, relocations, retirements and changed responsibilities across our management ranks resulting in approximately $7.2 million of one-time charges which was recorded under the Restructuring, acquisition and integration expenses in the Consolidated Statements of Operations during 2012.

We incurred restructuring expense of $7.2 million during 2012, the majority of which related to severances, recruiting and other related expenses. In addition, we recorded $0.6 million for cancellation of outstanding stock options for certain terminated employees, which was recorded as reduction to Payable to Parent in the Consolidated Balance Sheets. The restructuring expense impact was recorded under the Corporate and Unallocated segment. As of December 31, 2012, $3.0 million of the restructuring cost has been paid and the remaining $4.8 million was a liability which is expected to be paid out by the end of the fourth quarter of 2013 and is included in the Other accrued expenses in the Consolidated Balance Sheets.